 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21034

Sanford C. Bernstein Fund II, Inc.
(Exact name of registrant as specified in charter)

AllianceBernstein L.P.
1345 Avenue of the Americas, New York, New York 10105
(Address of Principal Executive Office) (Zip Code)

Registrant's Telephone Number, including Area Code:
(800) 221-5672

NANCY E. HAY
AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Copies of communications to:
Paul M. Miller
Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C. 20001

Date of fiscal year end: September 30

Date of reporting period: July 1, 2022 - June 30, 2023

FORM N-PX

ICA File Number:  811-21034

Registrant Name:  Sanford C. Bernstein Fund II, Inc.

Reporting Period:  07/01/2022 - 06/30/2023

Bernstein Intermediate Duration Institutional Portfolio

STANDARD CHARTERED PLC Meeting Date: DEC 15, 2022 Record Date: NOV 02, 2022 Meeting Type: SPECIAL

Ticker: STAN Security ID: 853254AA8

Proposal No
Proposal
Proposed By
Management Recommendation
Vote Cast

1
Amend the Terms and Provisions of the 6.409 Per Cent Preference Shares as set out in the Appendix in the Notice of 6.409 Per Cent Class Meeting
Management
For
For

2
Vote FOR if you certify that you are an Eligible ADS Holder; Vote AGAINST if you are indicating you are NOT an Eligible ADS Holder, and therefore, your instruction will not be counted for this Class Meeting.
Management
None
Against

END NPX REPORT

SIGNATURES

Pursuant
to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     Registrant:
                                         Sanford C. Bernstein Fund II, Inc.

By:
    Onur
Erzan*

Chief Executive Officer

Date:
August 30, 2023

*By:
    /s/
Nancy E. Hay

Nancy E. Hay

(Attorney-in-fact)

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that the person
whose signature appears below hereby constitutes and appoints Nancy E. Hay, Stephen J. Laffey, Richard A. Leahy and Linda Y. Kim and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned and to execute in his name and on his behalf, in any and all capacities, solely for the purpose of signing the Registration Statement on Form N-1A, and any amendments thereto, of:

-AB Active ETFs, Inc.

-AB Bond Fund, Inc.

-AB Cap Fund, Inc.

-AB Core Opportunities Fund,
Inc.

-AB Corporate Shares

-AB Discovery Growth Fund, Inc.

-AB Equity Income Fund, Inc.

-AB Fixed-Income Shares, Inc.

-AB Global Bond Fund, Inc.

-AB Global Real Estate Investment
Fund, Inc.

-AB Global Risk Allocation Fund,
Inc.

-AB High Income Fund, Inc.

-AB Institutional Funds, Inc.

-AB Large Cap Growth Fund, Inc.

-AB Municipal Income Fund, Inc.

-AB Municipal Income Fund II

-AB Relative Value Fund, Inc.

-AB Sustainable Global Thematic
Fund, Inc.

-AB Sustainable International
Thematic Fund, Inc.

-AB Trust

-AB Variable Products Series
Fund, Inc.

-The AB Portfolios

-Sanford C. Bernstein Fund II,
Inc.

(each, a “Company” and together, the “Companies”),
and all other documents filed with the U.S. Securities & Exchange Commission (the “SEC”) under the Investment Company
Act of 1940, as amended, and, as applicable, the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended
(collectively, the “Acts”), and any and all instruments that such attorneys-in-fact or agents may deem necessary or advisable to enable the Company or its affiliates to comply with the Acts, applicable rules or regulations under the Acts or imposed by the SEC, applicable federal or state securities laws, or listing requirements of any securities exchange and specifically authorizing the filing of any documents, with the SEC or regulatory authorities of any other jurisdiction, and the undersigned hereby ratifies and confirms as his own act any and all acts performed by the attorneys-in-fact or their substitutes pursuant to prior powers of attorney, and ratifies and confirms as his own acts any and all acts such attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.
The undersigned hereby revokes all prior powers granted by the attorneys-in-fact with respect to the Companies to the extent inconsistent herewith.

    /s/
Onur Erzan

         Onur
Erzan

Dated: August 15, 2023